STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)
Schedule Of Fair Value Of Non-employee Stock/warrants
	December 31, 2021	December 31, 2020
Exercise Price	$9.00-$6.00	$1.50-$6.00
Dividend Yield	0%	0%
Volatility	120%-158%	153% - 154%
Risk-free Interest Rate	0.14%- 0.98%	0.19% – 0.29%
Life of Warrants	2-5 Years	5 Years
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	199,471	$0.39912 -3.118125	3.97 Years	$1.0776	$1,276,870
Warrants Granted	146,667	$1.50 - 6.00	4.41 Years	$2.7273	$898,000
Warrants Exercised	(151,366)	$0.39912 - 0.45897		$0.4353
Warrants Expired	-
Balance at December 31, 2020	194,772	$1.50 – 6.00	3.80 Years	$2.8239	$1,173,737
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	194,772	$1.50 – 6.00	3.80 Years	$2.8239	$1,173,737
Warrants Granted	740,671	$9.00-6.00	3.15 Years	$7.3500	$1,152,852
Warrants Exercised	(58,979)	$1.50		$1.5000
Warrants Expired/Forfeited	(40,000)	$6.00		$6.0000
Balance at December 31, 2021	836,464	$1.50 – 9.00	3.04 Years	$6.7800	$1,784,838

Schedule of fair value of warrant and stock options granted
	June 30, 2022	June 30, 2021
Exercise Price	$4.25-6.00	$9.00
Dividend Yield	0%	0%
Volatility	110–160%	158%
Risk-free Interest Rate	2.45-2.89%	0.14%
Life of Warrants	5 – 7 Years	2 Years
	June 30, 2022	June 30, 2021
Exercise Price	$8.2500 – 9.0750	$8.3100
Dividend Yield	0%	0%
Volatility	191% - 192% %	152%-158%
Risk-free Interest Rate	0.78% - 1.52%	0.27%-0.34%
Life of Options	2 – 3 Years	2 – 5 Years

	December 31, 2021	December 31, 2020
Exercise Price	$8.31-10.74	$4.9350-9.90
Dividend Yield	0%	0%
Expected Volatility	138%-198%	162%-181%
Risk-free Interest Rate	0.10%-0.79%	0.19%-0.43%
Expected Life	2.7- 6.2 years	1-2.7 years

Schedule of warrant And Option outstanding Stock
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	194,772	$1.50– 6.00	3.80 Years	$2.82	$1,173,737
Warrants Granted	334,167	$9.00	1.79 Years	$9.00	$952,375
Warrants Exercised	(58,979)	$1.50		$1.50
Warrants Expired	-
Balance at June 30, 2021	469,960	$1.50– 9.00	2.52 Years	$7.38	$2,099,093

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	836,464	$1.50– 9.00	3.04 Years	$6.78	$1,784,838
Warrants Granted	5,372,803	$4.25– 6.00	4.92 Years	$4.31	$-
Warrants Exercised	-
Warrants Expired/Forfeited	-
Balance at June 30, 2022	6,209,267	$1.50– 9.00	4.74 Years	$4.64	$-
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	857,409	$0.7902 – 9.9000	7.45 Years	$1.4997	$6,302,277
Options Granted	129,167	8.3160 – 10.1310	2.94 Years	9.8562	257,540
Options Exercised	-
Options Cancelled	-
Options Expired/Forfeited	-
Balance at June 30, 2021	986,576	$0.7902 – 10.1310	7.21 Years	$2.5938	$9,132,060

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	1,053,356	$0.7903 – 10.74	6.21 Years	$3.3900	$5,804,517
Options Granted	70,000	$8.25 – 9.0750	1.58 Years	$8.2893	$-
Options Exercised	-
Options Cancelled	-
Options Expired/Forfeited	-
Balance at June 30, 2022	1,123,356	$0.7903 – 10.7250	5.46 Years	$3.7042	$-
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Exercisable at December 31, 2021	635,609	$0.7903 - 10.7400	6.70 Years	$1.5861	$4,655,089
Exercisable at June 30, 2022	846,269	$0.7903 – 10.7250	6.45 Years	$2.5032	$-

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	793,747	$0.7902 – 3.1170	9.00 Years	$0.8283	$5,238,080
Granted	23,965	$4.95-9.90	2.39 Years	$6.4500	$57,815
Exercised	(15,302)	$3.117
Cancelled/Expired/Forfeited	-	-
Balance at December 31, 2020	802,409	$0.792 – 9.90	7.86 Years	$1.0077	$6,292,844
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	802,409	$0.792 – 9.90	7.86 Years	$1.0077	$6,292,844
Granted	386,667	$8.31 – 10.74	3.87 Years	$9.6900	$(301,815)
Exercised	(24,369)	$0.79		$0.7902
Cancelled/Expired/Forfeited	(111,351)	$0.7902-9.87		$8.5800
Balance at December 31, 2021	1,053,356	$0.7903 – 10.74	6.21 Years	$3.3900	$5,804,517

Exercisable at December 31, 2020	417,491	$0.7902 – 9.90	7.4 Years	$0.9495	$3,299,006
Exercisable at December 31, 2021	635,609	$0.7903 – 10.74	6.7 Years	$1.5861	$4,655,089

Restricted Stock Units
	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2020	71,667	$8.7460	1.70 Years
Granted	3,333	9.2100	1.50 Years
Vested	-
Unvested at June 30, 2021	75,000	$8.7667	1.21 Years

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2021	133,585	$8.56	0.97 Years
Granted	41,667	6.92	0.52 Years
Vested	(16,667)	7.50
Unvested at June 30, 2022	158,585	$8.17	0.49 Years

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2019	-	$-	-
Granted	71,667	$8.76	1.69 Years
Unvested at December 31, 2020	71,667	$8.76	1.54 Years
Granted	78,585	$8.52	1.35 Years
Vested	(16,667)	$8.97
Unvested at December 31, 2021	133,585	$8.58	1.00 Years